SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Customer 1	$ 20,170	$ 14,117	$ 57,654	$ 35,404
Customer 2	(6)	487	3,151	5,930
Other customers	878	12	878	462
Total revenue from mining operations	$ 21,042	$ 14,616	$ 61,683	$ 41,796